Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Costs Incurred for Property Acquisitions, Exploration and Development Activities (Detail) - CNY (¥)
¥ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated entities [member]
Costs Incurred Oil and Gas Property Acquisition Exploration and Development Activities [line items]
Exploration costs	¥ 35,164	¥ 32,569	¥ 29,098
Development costs	159,681	128,700	97,655
Total	194,845	161,269	126,753
Consolidated entities [member] | Mainland China [member]
Costs Incurred Oil and Gas Property Acquisition Exploration and Development Activities [line items]
Exploration costs	33,618	31,585	28,413
Development costs	134,634	110,104	83,785
Total	168,252	141,689	112,198
Consolidated entities [member] | Other countries [member]
Costs Incurred Oil and Gas Property Acquisition Exploration and Development Activities [line items]
Exploration costs	1,546	984	685
Development costs	25,047	18,596	13,870
Total	26,593	19,580	14,555
Equity method investments [member]
Costs Incurred Oil and Gas Property Acquisition Exploration and Development Activities [line items]
Total	3,114	2,503	1,990
Equity method investments [member] | Other countries [member]
Costs Incurred Oil and Gas Property Acquisition Exploration and Development Activities [line items]
Total	¥ 3,114	¥ 2,503	¥ 1,990